UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
May 26, 2007 to June 25, 2007

Commission File Number of issuing entity: 333-141145-04

Chase Mortgage Finance Trust Series 2007-S4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A1			X
A2			X
A3			X
A4			X
A5			X
A6			X
A7			X
A8			X
A9			X
A12			X
A16			X
AP			X
AR			X
AX			X
M			X
B1			X
B2			X
B3			X
B4			X
B5			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On June 25, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S4.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S4, relating to the June 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: July 3, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase
Mortgage Finance Trust Series 2007-S4, relating to
the June 25, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Exchangeable Certificates Distribution Report	4
Exchangeable Certificates Factor Report	4
Delinquency by Group	6
Delinquency Trend Group	6
Bankruptcy Group Report	7
Foreclosure Group Report	7
REO Group Report	7
REO Property Scheduled Balance	8
Realized Loss Group Report	9
Certificate Interest Shortfall Detail	10
Investor Supplemental Report	11

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Barbara J. Rios
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6149 / Fax: (713) 483-6627

Email: barbara.rios@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE

A1	570,000,000.00	570,000,000.00	1,986,357.52	2,850,000.00	4,836,357.52	0.00	0.00	568,013,642.48
A2	125,000,000.00	125,000,000.00	435,604.72	625,000.00	1,060,604.72	0.00	0.00	124,564,395.28
A3	5,140,600.00	5,140,600.00	17,914.16	25,703.00	43,617.16	0.00	0.00	5,122,685.84
A4	57,000,000.00	57,000,000.00	160,604.83	281,200.00	441,804.83	0.00	0.00	56,839,395.17
A6	600,000.00	600,000.00	371,441.88	0.00	371,441.88	0.00	3,000.00	231,558.12
A7	25,000.00	25,000.00	0.00	0.00	0.00	0.00	125.00	25,125.00
A8	12,600,000.00	12,600,000.00	0.00	63,000.00	63,000.00	0.00	0.00	12,600,000.00
A9	3,173,000.00	3,173,000.00	0.00	15,865.00	15,865.00	0.00	0.00	3,173,000.00
A12	27,000,000.00	27,000,000.00	0.00	135,000.00	135,000.00	0.00	0.00	27,000,000.00
A16	51,380,000.00	51,380,000.00	0.00	256,900.00	256,900.00	0.00	0.00	51,380,000.00
AP	2,941,918.00	2,941,918.00	3,051.98	0.00	3,051.98	0.00	0.00	2,938,866.02
AR	100.00	100.00	100.00	0.50	100.50	0.00	0.00	0.00
M	21,806,000.00	21,806,000.00	15,330.45	109,030.00	124,360.45	0.00	0.00	21,790,669.55
B1	5,340,100.00	5,340,100.00	3,754.29	26,700.50	30,454.79	0.00	0.00	5,336,345.71
B2	3,560,100.00	3,560,100.00	2,502.89	17,800.50	20,303.39	0.00	0.00	3,557,597.11
B3	1,780,000.00	1,780,000.00	1,251.41	8,900.00	10,151.41	0.00	0.00	1,778,748.59
B4	890,000.00	890,000.00	625.70	4,450.00	5,075.70	0.00	0.00	889,374.30
B5	1,780,105.36	1,780,105.36	1,251.48	8,900.53	10,152.01	0.00	0.00	1,778,853.88
TOTALS	890,016,923.36	890,016,923.36	2,999,791.31	4,428,450.03	7,428,241.34	0.00	3,125.00	887,020,257.05
A5	57,000,000.00	57,000,000.00	0.00	3,800.00	3,800.00	0.00	0.00	56,839,395.17
AX	28,013,042.00	28,013,042.00	0.00	140,065.21	140,065.21	0.00	0.00	27,829,979.33

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE

A1	161629AA8	1,000.00000000	3.48483775	5.00000000	8.48483775	996.51516225	6.000000%
A2	161629AB6	1,000.00000000	3.48483776	5.00000000	8.48483776	996.51516224	6.000000%
A3	161629AC4	1,000.00000000	3.48483835	5.00000000	8.48483835	996.51516165	6.000000%
A4	161629AD2	1,000.00000000	2.81762860	4.93333333	7.75096193	997.18237140	5.920000%
A6	161629AF7	1,000.00000000	619.06980000	0.00000000	619.06980000	385.93020000	6.000000%
A7	161629AG5	1,000.00000000	0.00000000	0.00000000	0.00000000	1,005.00000000	6.000000%
A8	161629AH3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A9	161629AJ9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A12	161629AM2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
A16	161629AR1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
AP	161629AW0	1,000.00000000	1.03741165	0.00000000	1.03741165	998.96258835	0.000000%
AR	161629AX8	1,000.00000000	1,000.00000000	5.00000000	1,005.00000000	0.00000000	6.000000%
M	161629AY6	1,000.00000000	0.70303816	5.00000000	5.70303816	999.29696185	6.000000%
B1	161629AZ3	1,000.00000000	0.70303740	5.00000000	5.70303740	999.29696260	6.000000%
B2	161629BA7	1,000.00000000	0.70303924	5.00000000	5.70303924	999.29696076	6.000000%
B3	161629BB5	1,000.00000000	0.70303933	5.00000000	5.70303933	999.29696067	6.000000%
B4	161629BC3	1,000.00000000	0.70303371	5.00000000	5.70303371	999.29696629	6.000000%
B5	161629BD1	1,000.00000000	0.70303704	5.00000180	5.70303884	999.29696296	6.000000%
TOTALS		1,000.00000000	3.37048794	4.97569194	8.34617988	996.63302323
A5	161629AE0	1,000.00000000	0.00000000	0.06666667	0.06666667	997.18237140	0.080000%
AX	161629AV2	1,000.00000000	0.00000000	5.00000000	5.00000000	993.46509137	6.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A10	51,380,000.00	51,380,000.00	0.00	235,491.67	235,491.67	0.00	0.00	51,380,000.00
A13	51,380,000.00	51,380,000.00	0.00	240,843.75	240,843.75	0.00	0.00	51,380,000.00
A14	51,380,000.00	51,380,000.00	0.00	246,195.83	246,195.83	0.00	0.00	51,380,000.00
A15	51,380,000.00	51,380,000.00	0.00	251,547.92	251,547.92	0.00	0.00	51,380,000.00
A17	59,000,000.00	59,000,000.00	0.00	295,000.00	295,000.00	0.00	0.00	59,000,000.00
A18	411,600,000.00	411,600,000.00	1,986,357.52	2,058,000.00	4,044,357.52	0.00	0.00	409,613,642.48
A19	99,400,000.00	99,400,000.00	0.00	497,000.00	497,000.00	0.00	0.00	99,400,000.00
TOTALS	775,520,000.00	775,520,000.00	1,986,357.52	3,824,079.17	5,810,436.69	0.00	0.00	773,533,642.48
A11	4,281,666.00	4,281,666.00	0.00	21,408.33	21,408.33	0.00	0.00	4,281,666.00

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A10	161629AK6	1,000.00000000	0.00000000	4.58333340	4.58333340	1,000.00000000	5.500000%	A10
A13	161629AN0	1,000.00000000	0.00000000	4.68750000	4.68750000	1,000.00000000	5.625000%	A13
A14	161629AP5	1,000.00000000	0.00000000	4.79166660	4.79166660	1,000.00000000	5.750000%	A14
A15	161629AQ3	1,000.00000000	0.00000000	4.89583340	4.89583340	1,000.00000000	5.875000%	A15
A17	161629AS9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A17
A18	161629AT7	1,000.00000000	4.82594150	5.00000000	9.82594150	995.17405850	6.000000%	A18
A19	161629AU4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A19
TOTALS		1,000.00000000	2.56132340	4.93098717	7.49231057	997.43867660		TOTALS
A11	161629AL4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	A11

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Total Scheduled Principal Amount	626,005.76
Class AP Scheduled Principal Amount	2,358.11
Non-PO Scheduled Principal Amount	623,647.65

Total Unscheduled Principal Amounts	2,370,660.56
Class AP Unscheduled Principal Amount	693.88
Non-PO Unscheduled Principal Amount	2,369,966.68

One Month CPR	3.152108%

Total Repurchase Proceeds	0.00
Class AP Repurchase Proceeds	0.00
Total Net Liquidation Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	890,016,923.80
Class AP Beginning Principal Balance	2,941,918.42

Total Ending Principal Balance of Mortgage Loans	887,020,257.48
Class AP Ending Principal Balance	2,938,866.44

Aggregate Amount of Servicer Advances	130,691.30
Aggregate Amount of Recovered Servicer Advances	0.00

Aggregate Number of Outstanding Mortgage Loans	1,350.00

Aggregate Weighted Average Coupon	6.425016%
Aggregate Weighted Average Remaining Term	358

Total Gross Interest	4,765,310.63
Total Servicing Fees	189,870.31

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1
Category	Number	Principal Balance	Percentage
1 Month	4	1,316,480.00	0.15%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	4	1,316,480.00	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of REO Loans

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
Total	0	0.00	0.00%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

REO Property Scheduled Balance
Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	887,020,257.48	0.00	0.00
TOTAL	0.00	0.00	887,020,257.48	0.00	0.00

Current Period Aggregate Realized Losses	0.00
Cumulative Realized Losses	0.00

Fraud Loss Amount	26,700,508.00
Bankruptcy Loss Amount	380,096.00
Special Hazard Loss Amount	8,900,169.00

Class A Principal Balance	854,860,618.00
Class AP Principal Balance	2,941,918.00
Class A Non-PO Principal Balance	851,918,700.00
Class M Principal Balance	21,806,000.00
Class B Principal Balance	13,350,305.36

Class A Percentage	96.049928%
Class AP Percentage	0.330546%
Non-PO Class A Percentage	96.036828%
Class M Percentage	2.450066%
Class B Percentage	1.500006%

Class A Prepayment Percentage	100.0000%

Original Credit Support M	1.50%
Original Credit Support B1	0.90%
Original Credit Support B2	0.50%
Original Credit Support B3	0.30%
Original Credit Support B4	0.20%

Current Credit Support M	1.50%
Current Credit Support B1	0.90%
Current Credit Support B2	0.50%
Current Credit Support B3	0.30%
Current Credit Support B4	0.20%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Certificate Interest Shortfall Detail
	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Interest Shortfalls
Class A1	0.00	0.00	0.00
Class A2	0.00	0.00	0.00
Class A3	0.00	0.00	0.00
Class A4	0.00	0.00	0.00
Class A5	0.00	0.00	0.00
Class A6	0.00	0.00	0.00
Class A7	0.00	0.00	0.00
Class A8	0.00	0.00	0.00
Class A9	0.00	0.00	0.00
Class A10	0.00	0.00	0.00
Class A11	0.00	0.00	0.00
Class A12	0.00	0.00	0.00
Class A13	0.00	0.00	0.00
Class A14	0.00	0.00	0.00
Class A15	0.00	0.00	0.00
Class A16	0.00	0.00	0.00
Class A17	0.00	0.00	0.00
Class A18	0.00	0.00	0.00
Class A19	0.00	0.00	0.00
Class AR	0.00	0.00	0.00
Class AX	0.00	0.00	0.00
Class M	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00
Class B4	0.00	0.00	0.00
Class B5	0.00	0.00	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total	0.00	0.00	0.00

Yield Maintenance Agreement Amounts Received
Class A4	0.00

Reserve Fund - Per Yield Maintenance Agreements
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

ADDITIONAL POOL PERFORMANCE INFORMATION
Material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S4
June 25, 2007

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

New issuance of asset-backed securities backed by the same asset pool, or any pool asset changes	NO

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assets
NO

Copyright 2007 Bank of New York & Co. All rights reserved.